UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.0% (2.8% of Total Investments)
$ 2,460	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,569,790
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 21.9% (15.0% of Total Investments)
650	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	706,180
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	158,295
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,677,238
	University System, Series 2002D-2, 5.000%, 11/01/21 – FSA Insured
1,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	1,858,406
	University System, Series 2005H, 5.000%, 11/01/17 – FSA Insured
285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series	1/15 at 100.00	Aaa	309,501
	2004D, 5.000%, 7/01/15 – MBIA Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	453,528
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	3,267,396
	Series 2001G, 5.000%, 7/01/21 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	811,725
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,540,995
	Series 2002W, 5.125%, 7/01/27
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 –	2/13 at 100.00	AAA	1,174,085
	MBIA Insured
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AAA	927,129
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AAA	532,561
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 –	11/12 at 101.00	AAA	540,925
	FGIC Insured

13,070	Total Education and Civic Organizations			13,957,964

	Health Care – 6.3% (4.3% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	541,650
	Series 2002B, 5.500%, 7/01/21 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	Aa3	851,848
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special
	Care, Series 1997B:
235	5.375%, 7/01/17	7/07 at 102.00	BBB–	240,588
95	5.500%, 7/01/27	7/07 at 102.00	BBB–	97,246
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	966,267
	Series 2006, 5.000%, 7/01/32 – FSA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	206,946
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AAA	1,076,050
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

3,730	Total Health Care			3,980,595

	Housing/Multifamily – 2.9% (1.9% of Total Investments)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	1,024,480
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	A–	760,305
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,750	Total Housing/Multifamily			1,784,785

	Housing/Single Family – 3.2% (2.2% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	442,599
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	474,026
1,100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	1,133,451
	4.650%, 11/15/27

2,000	Total Housing/Single Family			2,050,076

	Industrials – 3.3% (2.3% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	2,101,020
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 12.3% (8.4% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	536,230
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	612,150
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	AA	687,798
1,025	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	AA	1,049,764
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	AAA	457,907
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	AAA	505,353
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	AAA	274,573
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	AAA	1,056,050
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	AAA	1,067,810
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	AAA	1,586,730

7,440	Total Long-Term Care			7,834,365

	Tax Obligation/General – 26.9% (18.4% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aaa	557,550
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aaa	556,999
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aaa	556,999
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aaa	556,999
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aaa	553,298
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	1,099,790
1,200	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,270,800
700	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	762,440
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	482,409
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
600	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	649,002
400	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	407,616
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	975,479
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	926,217
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	515,890
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	515,420
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	517,865
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	517,070
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	519,750
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	521,655
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	519,805
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	525,975
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	525,180
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	528,450
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,384,474
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	636,760
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	548,490

16,330	Total Tax Obligation/General			17,132,382

	Tax Obligation/Limited – 22.1% (15.1% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	986,581
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	65,408
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA	2,983,518
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AAA	1,058,830
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	1,054,600
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	534,425
	5.000%, 1/01/23 – FGIC Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,185,450
	7/01/31 (WI/DD, Settling 3/06/07) – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	AAA	265,707
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	AAA	688,915
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB	944,076
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB	1,062,740
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB	1,110,051
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,147,198
	5.125%, 6/01/24 – AMBAC Insured
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	206,523
	5.500%, 8/01/29
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	772,965
	Loan Note, Series 1998A, 5.500%, 10/01/22

15,090	Total Tax Obligation/Limited			14,066,987

	Transportation – 0.8% (0.5% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	466,145
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 17.1% (11.7% of Total Investments) (4)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AAA	546,360
	9/15/13) – FSA Insured
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21 (Pre-refunded 4/15/12)	4/12 at 100.00	AA (4)	1,063,320
400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	419,704
	4.800%, 10/01/18 (Pre-refunded 10/01/11) – FSA Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	AAA	43,028
	Insured (ETM)
1,405	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 (Pre-refunded	11/11 at 101.00	AAA	1,504,460
	11/01/11) – AMBAC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,215,160
	5.500%, 10/01/40
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A,	1/08 at 101.00	AAA	2,043,920
	5.000%, 7/01/28 (Pre-refunded 1/01/08) – AMBAC Insured (5)
570	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	617,527
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
1,410	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	1,450,791
	7/01/24 (Pre-refunded 7/01/08) – MBIA Insured

10,325	Total U.S. Guaranteed			10,904,270

	Utilities – 8.3% (5.7% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	756,353
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	7/07 at 100.00	BBB	1,009,590
305	5.500%, 1/01/20 (Alternative Minimum Tax)	7/07 at 100.00	BBB	305,253
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	3,212,321
	FSA Insured

5,075	Total Utilities			5,283,517

	Water and Sewer – 17.1% (11.7% of Total Investments)
765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	3/07 at 102.00	A	781,547
	Company, Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,271,469
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
770	5.000%, 11/15/16 – MBIA Insured	11/15 at 100.00	AAA	841,418
1,230	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	1,319,200
640	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	684,474
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	253,506
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	2,190,815
1,140	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	1,203,669
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	AAA	1,985,489
	Series, 2007A, 5.000%, 8/01/30 – MBIA Insured
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	370,199
	2003A, 5.000%, 11/15/32

10,200	Total Water and Sewer			10,901,786

$ 89,885	Total Investments (cost $90,124,233) – 146.2%			93,033,682

	Other Assets Less Liabilities – 4.1%			2,613,715

	Preferred Shares, at Liquidation Value – (50.3)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$63,647,397

Futures Contracts Outstanding at February 28, 2007:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	February 28, 2007	(Depreciation)

U.S. 30-Year Treasury Bond	Long	12	6/07	$1,355,250	$16,183

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to
(5)	Portion of the investment, with an aggregate market value of $37,813 has been pledged to collateralize the net payment obligations under future contracts.
be equivalent to AAA rated securities.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $90,234,588.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$2,961,341
Depreciation	(162,247)

Net unrealized appreciation (depreciation) of investments	$2,799,094

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.